Statement of consolidated profit or loss - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
IncomeStatementLineItems [Line Items]
Net revenue	R$ 58,543,494	R$ 52,323,525	R$ 57,999,866
Cost of products sold	(47,331,414)	(45,879,118)	(46,576,657)
Gross profit	11,212,080	6,444,407	11,423,209
Income (expenses)
Selling and distribution	(1,852,055)	(1,783,455)	(1,689,179)
(Loss) reversal for impairment of trade accounts receivable and others from clients	(55,252)	(7,069)	87,008
General and administrative	(1,918,747)	(2,224,180)	(1,793,185)
Research and development	(250,648)	(247,730)	(219,256)
Results from equity investments	(19,398)	10,218	(888)
Other income	750,749	2,408,434	1,027,222
Other expenses	(7,938,621)	(4,446,942)	(554,713)
(Loss) profit before net financial expenses and taxes	(71,892)	153,683	8,280,218
Financial results
Financial expenses	(4,913,365)	(3,882,785)	(3,007,551)
Financial income	600,184	850,554	589,052
Exchange rate variations, net	(5,298,711)	(1,724,520)	(2,256,983)
Finance income (cost)	(9,611,892)	(4,756,751)	(4,675,482)
(Loss) profit before income tax and social contribution	(9,683,784)	(4,603,068)	3,604,736
Current and deferred income tax and social contribution	2,668,478	1,962,670	(736,551)
(Loss) profit for the year	(7,015,306)	(2,640,398)	2,868,185
Attributable to:
Company's shareholders	(6,691,720)	(2,540,995)	2,827,650
Non-controlling interest in subsidiaries	(323,586)	(99,403)	40,535
(Loss) profit for the year	R$ (7,015,306)	R$ (2,640,398)	R$ 2,868,185
(Loss) earnings per share - basic and diluted - R$
Common	R$ (8.4068)	R$ (3.1922)	R$ 3.5543
Class A preferred shares [member]
(Loss) earnings per share - basic and diluted - R$
Common	(8.4068)	(3.1922)	3.5543
Class B preferred shares [member]
(Loss) earnings per share - basic and diluted - R$
Common	R$ (8.4068)	R$ (3.1922)	R$ 0.591